STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Issued For Services, Warrants and 2004 Equity Incentive Plan) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 10, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2014
Value of shares of common stock issued for services							$ 226,215
Equity method investments						$ 88,000	88,000
Fair value of Warrant						612,512
Loss on extinguishment of debt and repurchase of warrants				(122,139)
Issuance of Stock and Warrants for Services or Claims				$ 16,379		$ 319,419	$ 47,880
Stock Incentive Plan 2014 [Member]
Maximum number of shares to be issued								4,000,000
Common share availabe for issue							3,400,000
Typenex Co Investment Llc [Member] | Warrant [Member]
Number of shares of common stock issued for services	621,000
Value of shares of common stock issued for services	$ 987,390
Number of warrants issued to purchase shares of common stock	170,044
Fair value of Warrant	$ 218,788
Loss on extinguishment of debt and repurchase of warrants	$ 768,602